Inventories (Tables)	12 Months Ended
Mar. 29, 2026
Inventories [Abstract]
Schedule of Inventories

	March 29, 2026	March 30, 2025
	$	$
Raw materials	35.2	35.7
Work in progress	18.8	17.1
Finished goods	332.3	331.2
Total inventories at the lower of cost and net realizable value	386.3	384.0

Schedule of Breakdown of Provision for Obsolescence
The breakdown of the provision for obsolescence is presented as follows:

	March 29, 2026	March 30, 2025
	$	$
Raw material shrink reserves	0.1	0.1
Finished goods shrink reserves	0.8	1.0
Raw material obsolete inventory reserves	15.3	18.5
Finished goods obsolete inventory reserves	28.2	31.2
Provision for obsolescence	44.4	50.8

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Cost of goods manufactured	451.2	393.5	405.5
Depreciation and amortization included in costs of sales	11.5	11.8	10.9
Cost of sales	462.7	405.3	416.4